FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$115,012,821	$115,006,613

Liabilities
Warrant liabilities – Private Placement Warrants	3	$178,750	$129,250

		December 31,
Description	Level	2020
Assets:
Cash and marketable securities held in Trust Account	1	$115,006,613

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	At	As of
	December 31,	March 31,
	2020	2021
Stock price	$9.54	$9.91
Strike price	$11.50	$11.50
Volatility	17.5%	19.1%
Risk-free rate	0.41%	0.94%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.94	$1.30

Schedule of change in the fair value of the warrant liabilities

Warrant Liabilities
Fair value as of December 31, 2020	$129,250
Change in valuation inputs or other assumptions	49,500
Fair value as of March 31, 2021	178,750